Schedule of Significant Unobservable Input (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Dec. 31, 2025
Loan Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average pay out year	5 years	5 years
Loan Two [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.00%
Loan Two [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	4.40%
Pooled PD [Member] | Loan Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Pooled probability of default, percent	7.25%	7.25%
Stand Rready Risk Premium [Member] | Loan Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Stand-ready risk premium loading	120	120
LGD [Member] | Loan Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Pooled probability of default, percent	25.00%	25.00%
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			4.00%
Fair Value, Inputs, Level 3 [Member] | Tranche A [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average pay out year			4 years
Fair Value, Inputs, Level 3 [Member] | Tranche B [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average pay out year			3 years
Fair Value, Inputs, Level 3 [Member] | Tranche C [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average pay out year			2 years
Fair Value, Inputs, Level 3 [Member] | Stand Ready Premium [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average pay out year			3 years
Fair Value, Inputs, Level 3 [Member] | Pooled PD [Member]
Defined Benefit Plan Disclosure [Line Items]
Pooled probability of default, percent			7.25%
Fair Value, Inputs, Level 3 [Member] | Pooled LGD [Member]
Defined Benefit Plan Disclosure [Line Items]
Pooled probability of default, percent			35.00%
Fair Value, Inputs, Level 3 [Member] | Tranche CPD [Member]
Defined Benefit Plan Disclosure [Line Items]
Pooled probability of default, percent			35.00%
Fair Value, Inputs, Level 3 [Member] | Tranche CLGD [Member]
Defined Benefit Plan Disclosure [Line Items]
Pooled probability of default, percent			50.00%
Fair Value, Inputs, Level 3 [Member] | Stand Rready Risk Premium [Member]
Defined Benefit Plan Disclosure [Line Items]
Stand-ready risk premium loading			120